PREPAID EXPENSES AND DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Prepaid Expenses And Deposits [Abstract]
Disclosure of prepaid expenses and deposits [Table Text Block]
	December 31, 2022	December 31, 2021
	$	$
Prepaid expenses	379,456	115,372
Deposits	34,756	34,756
	414,212	150,128